UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Weiss Capital LLC
Address:  29 Commonwealth Avenue, 10th Floor,
          Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Georgiy Nikitin
Title: Chief Compliance Officer
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

         /s/ Georgiy Nikitin        Boston, MA           August 14, 2009
-----------------------------  ---------------------  -------------------------
          [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:          67

Form 13F Information Table Value Total:    $  54,426
                                          (thousands)

List of Other Included Managers:

No.:            Form 13F File Number:                Name:
1               28-12279                             Andrew Weiss

COLUMN 1                     COLUMN 2         COLUMN 3  COLUMN 4 COLUMN 5                  COLUMN 6   COLUMN 7       COLUMN 8
                                                        AMOUNT AND TYPE OF SECURITY                              VOTING AUTHORITY
                                                        VALUE    SHR OR                    INVESTMENT OTHER
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000) PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS      SOLE SHARED NONE

ADVANCED TECHNOLOGY ACQU COR COM              007556103    7,211   888,020 SH               SHARED-DEFINED       888,020           0
ADVANCED TECHNOLOGY ACQU COR *W EXP 06/18/201 007556111        1   157,485 SH               SHARED-DEFINED       157,485           0
ADVANCED TECHNOLOGY ACQU COR UNIT 06/11/2011  007556202       36     4,480 SH               SHARED-DEFINED         4,480           0
ALPHA SEC GROUP CORP         COM              02078A100      410    40,950 SH               SHARED-DEFINED        40,950           0
ALPHA SEC GROUP CORP         *W EXP 03/23/201 02078A118        0    33,000 SH               SHARED-DEFINED        33,000           0
ATLAS ACQUISITION HLDGS CORP COM              049162100    2,685   277,900 SH               SHARED-DEFINED       277,900           0
BPW ACQUISITION CORP         *W EXP 02/26/201 055637110       16    67,690 SH               SHARED-DEFINED        67,690           0
BANK MONTREAL QUE            COM              063671101      326     6,650 SH               SHARED-DEFINED         6,650           0
BANK NOVA SCOTIA HALIFAX     COM              064149107    1,033    23,800 SH               SHARED-DEFINED        23,800           0
CHINA HLDGS ACQUISITION CORP *W EXP 11/16/201 16942N114        3    46,040 SH               SHARED-DEFINED        46,040           0
CHUNGHWA TELECOM CO LTD      SPONS ADR NEW 0  17133Q403      355    17,913 SH               SHARED-DEFINED        17,913           0
CITIGROUP INC                COM              172967101      277    93,249 SH               SHARED-DEFINED        93,249           0
ENTERPRISE ACQUISITION CORP  *W EXP 11/07/201 29365R116        2    47,570 SH               SHARED-DEFINED        47,570           0
FIRST TR STRTGC HIGH INCM FD COM              337347108       45    11,550 SH               SHARED-DEFINED        11,550           0
GLOBAL BRANDS ACQUISITION CO *W EXP 12/06/201 378982110       75   622,515 SH               SHARED-DEFINED       622,515           0
GLOBAL CONSUMER ACQST CORP   COM              378983100    2,352   243,500 SH               SHARED-DEFINED       243,500           0
GLOBAL CONSUMER ACQST CORP   *W EXP 11/27/201 378983118       45   223,940 SH               SHARED-DEFINED       223,940           0
GOLDEN POND HEALTHCARE INC   *W EXP 11/06/201 38116J117        6    42,010 SH               SHARED-DEFINED        42,010           0
HDFC BANK LTD                ADR REPS 3 SHS   40415F101      254     2,460 SH               SHARED-DEFINED         2,460           0
HICKS ACQUISITION CO I INC   *W EXP 09/28/201 429086127       32   536,447 SH               SHARED-DEFINED       536,447           0
HIGHLANDS ACQUISITION CORP   COM              430880104       98    10,000 SH               SHARED-DEFINED        10,000           0
HIGHLANDS ACQUISITION CORP   *W EXP 10/03/201 430880112       11   107,200 SH               SHARED-DEFINED       107,200           0
ICICI BK LTD                 ADR              45104G104      157     5,335 SH               SHARED-DEFINED         5,335           0
INDIA FD INC                 COM              454089103      117     3,745 SH               SHARED-DEFINED         3,745           0
INFOSYS TECHNOLOGIES LTD     SPONSORED ADR    456788108      135     3,670 SH               SHARED-DEFINED         3,670           0
ISHARES INC                  MSCI PAC J IDX   464286665       32     1,000 SH               SHARED-DEFINED         1,000           0
ISHARES INC                  MSCI S KOREA     464286772    3,810   109,522 SH               SHARED-DEFINED       109,522           0
ISHARES TR                   FTSE XNHUA IDX   464287184    9,954   259,415 SH               SHARED-DEFINED       259,415           0
KT CORP                      SPONSORED ADR    48268K101       56     3,885 SH               SHARED-DEFINED         3,885           0
KOREA ELECTRIC PWR           SPONSORED ADR    500631106       66     5,740 SH               SHARED-DEFINED         5,740           0
LG DISPLAY CO LTD            SPONS ADR REP    50186V102       36     2,905 SH               SHARED-DEFINED         2,905           0
LIBERTY ACQUISITION HLDGS CO COM              53015Y107   11,596 1,279,950 SH               SHARED-DEFINED     1,279,950           0
MORGAN STANLEY CHINA A SH FD COM              617468103    2,094    66,141 SH               SHARED-DEFINED        66,141           0
NRDC ACQUISITION CORP        *W EXP 10/17/201 62941R110        9    97,814 SH               SHARED-DEFINED        97,814           0
POSCO                        SPONSORED ADR    693483109      227     2,740 SH               SHARED-DEFINED         2,740           0
PIMCO HIGH INCOME FD         COM SHS          722014107      268    29,981 SH               SHARED-DEFINED        29,981           0
POWERSHARES INDIA ETF TR     INDIA PORT       73935L100      130     7,200 SH               SHARED-DEFINED         7,200           0
PROSPECT ACQUISITION CORP    *W EXP 11/14/201 74347T111       11   135,075 SH               SHARED-DEFINED       135,075           0
ROYAL BK CDA MONTREAL QUE    COM              780087102      982    20,650 SH               SHARED-DEFINED        20,650           0
S & P 500 GEARED FD INC      COM              78381R105       43     4,158 SH               SHARED-DEFINED         4,158           0
SK TELECOM LTD               SPONSORED ADR    78440P108       56     3,710 SH               SHARED-DEFINED         3,710           0
SP ACQUISITION HOLDINGS INC  *W EXP 10/10/201 78470A112        9   181,189 SH               SHARED-DEFINED       181,189           0
SANTA MONICA MEDIA CORP      COM              802501106      786    98,455 SH               SHARED-DEFINED        98,455           0
SANTA MONICA MEDIA CORP      *W EXP 03/27/201 802501114        0    21,450 SH               SHARED-DEFINED        21,450           0
SANTA MONICA MEDIA CORP      UNIT 99/99/9999  802501205      143    18,060 SH               SHARED-DEFINED        18,060           0
SAPPHIRE INDUSTRIALS CORP    COM              80306T109      175    17,900 SH               SHARED-DEFINED        17,900           0
SAPPHIRE INDUSTRIALS CORP    *W EXP 01/17/201 80306T117       20   136,640 SH               SHARED-DEFINED       136,640           0
SPORTS PPTYS ACQUISITION COR COM              84920F107      465    48,000 SH               SHARED-DEFINED        48,000           0
SPORTS PPTYS ACQUISITION COR *W EXP 01/17/201 84920F115       16   146,529 SH               SHARED-DEFINED       146,529           0
STONELEIGH PARTNERS ACQUS CO *W EXP 05/31/201 861923126        1    28,870 SH               SHARED-DEFINED        28,870           0
TM ENTMT & MEDIA INC         COM              87260T108      831   107,270 SH               SHARED-DEFINED       107,270           0
TM ENTMT & MEDIA INC         *W EXP 10/17/201 87260T116        3    32,855 SH               SHARED-DEFINED        32,855           0
TAIWAN GREATER CHINA FD      SH BEN INT       874037104      388    79,987 SH               SHARED-DEFINED        79,987           0
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR    874039100      199    21,195 SH               SHARED-DEFINED        21,195           0
TEMPLETON RUS AND EAST EUR F COM              88022F105       58     3,500 SH               SHARED-DEFINED         3,500           0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209      180     3,655 SH               SHARED-DEFINED         3,655           0
TORONTO DOMINION BK ONT      COM NEW          891160509      210     3,500 SH               SHARED-DEFINED         3,500           0
TRANS-INDIA ACQUISITION CORP COM              893237107        0   424,810 SH               SHARED-DEFINED       424,810           0
TREMISIS ENERGY ACQ CORP II  *W EXP 12/05/201 89472N119        5    36,410 SH               SHARED-DEFINED        36,410           0
TRIAN ACQUISITION I CORP     COM              89582E108      239    25,000 SH               SHARED-DEFINED        25,000           0
TRIPLECROWN ACQUISITION CORP *W EXP 10/22/201 89677G117       60   353,846 SH               SHARED-DEFINED       353,846           0
2020 CHINACAP ACQUIRCO INC   *W EXP 11/08/201 90212G117        6    42,289 SH               SHARED-DEFINED        42,289           0
UNITED MICROELECTRONICS CORP SPON ADR NEW     910873405      123    46,755 SH               SHARED-DEFINED        46,755           0
UNITED REFINING ENERGY CORP  *W EXP 12/11/201 911360113       28   311,676 SH               SHARED-DEFINED       311,676           0
WISDOMTREE TRUST             INDIA ERNGS FD   97717W422    1,131    65,193 SH               SHARED-DEFINED        65,193           0
OVERTURE ACQUISITION CORP    *W EXP 01/30/201 G6830P118        5    28,950 SH               SHARED-DEFINED        28,950           0
CHARDAN 2008 CHINA ACQST COR SHS              G8977T101    4,290   584,466 SH               SHARED-DEFINED       584,466           0